XANTHUS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2001

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2001


                                    CONTENTS



Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Members' Capital......................    2
Statement of Operations....................................................    3
Statement of Changes in Members' Capital - Net Assets......................    4
Notes to Financial Statements..............................................    5
Schedule of Portfolio Investments..........................................   13
Schedule of Securities Sold, Not Yet Purchased.............................   19
Schedule of Written Options................................................   22

ERNST & YOUNG        [ ] ERNST & YOUNG LLP           [ ] Phone: (212) 773-3000
                         787 Seventh Avenue              www.ey.com
                         New York, New York 10019

                         REPORT OF INDEPENDENT AUDITORS

To the Members of
 Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments, securities sold, not yet purchased, and written options, as of December 31, 2001, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Xanthus Fund, L.L.C. at December 31, 2001, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                       /S/ ERNST & YOUNG LLP

February 8, 2002

                                                                               1
       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
Assets

Cash and cash equivalents                                            $ 214,348
Investments in securities, at market (cost - $154,585)                 159,609
Receivable for investment securities sold                               78,063
Due from broker                                                         57,561
Dividends receivable                                                        43
Interest receivable                                                        506
                                                                     ---------

      TOTAL ASSETS                                                     510,130
                                                                     ---------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $42,712)      32,002
Options written, at market (premiums - $521)                               482
Withdrawals payable                                                     30,492
Payable for investment securities purchased                             51,261
Dividends payable on securities sold, not yet purchased                     38
Administration fees payable                                                350
Custody fees payable                                                       161
Accrued expenses                                                           257
                                                                     ---------

      TOTAL LIABILITIES                                                115,043
                                                                     ---------

            NET ASSETS                                               $ 395,087
                                                                     =========

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                            $ 379,314
Net unrealized appreciation on investments                              15,773
                                                                     ---------

      MEMBERS' CAPITAL - NET ASSETS                                  $ 395,087
                                                                     =========

   The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                             YEAR ENDED
                                                                          December 31, 2001

INVESTMENT INCOME
   Interest                                                                     $ 10,738
   Dividends                                                                         273
                                                                                --------
                                                                                  11,011
                                                                                --------

EXPENSES
      Administration fees                                                          4,016
      Prime broker fees                                                            2,095
      Dividends on securities sold, not yet purchased                                466
      Accounting and investor services fees                                          424
      Professional fees                                                              333
      Custodian fees                                                                 261
      Insurance expense                                                               85
      Board of Managers' fees and expenses                                            23
      Miscellaneous                                                                  152
                                                                                --------
         TOTAL EXPENSES                                                            7,855
                                                                                --------

         NET INVESTMENT INCOME                                                     3,156
                                                                                --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   REALIZED GAIN (LOSS) FROM:
      Investment securities                                                     (122,541)
      Purchased options                                                          (11,259)
      Securities sold, not yet purchased                                         100,948
                                                                                --------

         NET REALIZED LOSS ON INVESTMENTS                                        (32,852)

   NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                           30,438
                                                                                --------

         NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                          (2,414)
                                                                                --------

         INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES        $    742
                                                                                ========

   The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                 YEAR ENDED        YEAR ENDED
                                             DECEMBER 31, 2001 DECEMBER 31, 2000
FROM INVESTMENT ACTIVITIES

   Net investment income (loss)                  $   3,156       $    (371)
   Net realized gain (loss) on investments         (32,852)         65,235
   Net change in unrealized appreciation on
      investments                                   30,438         (89,697)
                                                 ---------       ---------

      INCREASE (DECREASE) IN MEMBERS' CAPITAL
          DERIVED FROM INVESTMENT ACTIVITIES           742         (24,833)

MEMBERS' CAPITAL TRANSACTIONS

   Capital contributions                            90,940         225,590
   Capital withdrawals                             (47,698)        (37,329)
                                                 ---------       ---------

      INCREASE IN MEMBERS' CAPITAL
           DERIVED FROM CAPITAL TRANSACTIONS        43,242         188,261

      MEMBERS' CAPITAL AT BEGINNING OF YEAR        351,103         187,675
                                                 ---------       ---------

      MEMBERS' CAPITAL AT END OF YEAR            $ 395,087       $ 351,103
                                                 =========       =========

   The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2001
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability
         Company Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service, which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.  CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2001, $214,347,995 in cash equivalents was held at PNC Bank.

         C.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         In accordance with the accounting guidance provided in the AICPA Audit and Accounting Guide, "Audits of Investment Companies" effective for 2001, the Company reclassified $1,099,053 and $34,917,979 from accumulated net investment gain and accumulated net realized gain on investments, respectively, to net capital contributions. This reclassification was a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated to the Company's members and had no effect on net assets.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2001, CIBC WM earned $69,131 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2001, the Incentive Allocation to the Adviser was $262,390.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard Singer, is an "interested person" of the Company, as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2001, fees (including meeting fees and the annual retainer) and expenses paid to the Managers totaled $23,269.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Company and in that capacity provides certain accounting, record keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2001, amounted to $1,740,504,037, and $1,875,649,033, respectively.

         At December 31, 2001, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2001, accumulated net unrealized appreciation on investments was $15,773,155, consisting of $23,299,155 gross unrealized appreciation and $7,526,000 gross unrealized depreciation.

         Due from broker primarily represents proceeds from securities sold, not yet purchased, premiums from written options, and excess cash held at the prime broker as of December 31, 2001.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the
         Company  to  satisfy  an  asset  coverage  requirement  of  300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2001, and for the year then ended, the Company had no outstanding margin borrowings.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital. There were no transactions in forward contracts during the year ended December 31, 2001.

         The Company maintains cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         During the year ended December 31, 2001, transactions in purchased options were as follows:

                                                                   PUT OPTIONS
                                                          ------------------------------
                                                              NUMBER
                                                          OF CONTRACTS           COST
                                                          -------------   --------------
            Beginning balance                                  310        $    8,990,930
            Options purchased                                4,829            13,714,318
            Options closed                                  (5,139)          (22,705,248)
                                                          -------------   --------------
            Options outstanding at December 31, 2001             -        $      -
                                                          =============   ==============

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         During the year ended December 31, 2001, transactions in written options were as follows:

                                                               CALL OPTIONS
                                                      --------------------------
                                                          NUMBER
                                                      OF CONTRACTS      COST
                                                      ------------   -----------
            Beginning balance                               -        $   -
            Options written                                660          521,052
            Options closed                                  -            -
                                                         -----       ----------
            Options outstanding at December 31, 2001       660       $  521,052
                                                         =====       ==========

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:


                                                                                                                    MAY 4, 1999
                                                                                                                  (COMMENCEMENT OF
                                                                           YEAR ENDED            YEAR ENDED        OPERATIONS) TO
                                                                       DECEMBER 31, 2001     DECEMBER 31, 2000   DECEMBER 31, 1999
                                                                       -----------------     -----------------   -----------------

         Net assets, end of period (000)                                    $395,087              $351,103             $187,675
         Ratio of net investment gain (loss) to average net assets           0.80%                (0.11%)                (2.67%)*
         Ratio of expenses to average net assets                             1.99%                 2.50%                  3.50%*
         Portfolio turnover rate                                            687.98%               325.04%              143.30%
         Total return**                                                    (0.15%)                (0.56%)              63.25%
         Average debt ratio                                                   N/A                  5.34%                22.46%

           *      Annualized.
           **     Total return  assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted,  net of incentive  allocation to the Special
                  Advisory  Member,  if any.  Total  return for a period of less than a full year is not annualized.
           N/A    Not applicable

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS

         Effective January 1, 2002 and February 1, 2002, the Company received initial and additional capital contributions from members of $8,570,237 and $3,699,132, respectively.

         During January 2002, the Adviser withdrew $226,637, representing the Incentive Allocation that was credited to the Special Advisory Account on December 31, 2001.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
  SHARES                                                          MARKET VALUE
             COMMON STOCK - 40.40%
               AEROSPACE/DEFENSE - EQUIPMENT - 0.40%
    74,760      United Defense Industries, Inc. *                 $  1,573,698
                                                                  ------------

               APPLICATIONS SOFTWARE - 8.01%
    46,680      Intuit, Inc. *                                       1,996,970
   403,390      Microsoft Corp. *                                   26,724,588
   104,900      Siebel Systems, Inc. *                               2,935,102
                                                                  ------------
                                                                    31,656,660
                                                                  ------------

               BUSINESS-TO-BUSINESS/E-COMMERCE - 0.13%
     1,208      eMerge Interactive, Inc., Class A *                      1,608
    63,870      i2 Technologies, Inc. *                                504,573
                                                                  ------------
                                                                       506,181
                                                                  ------------

               COMMERCIAL SERVICES - FINANCE - 0.12%
    19,500      Equifax, Inc.                                          470,925
                                                                  ------------

               COMPUTERS - 2.94%
   325,370      Compaq Computer Corp.                                3,175,611
   199,600      Dell Computer Corp. *                          (a)   5,425,128
   146,290      Hewlett-Packard Co.                                  3,004,797
                                                                  ------------
                                                                    11,605,536
                                                                  ------------

               COMPUTERS - INTEGRATED SYSTEMS - 0.31%
    48,680      MCDATA Corp., Class B *                              1,222,355
                                                                  ------------

               COMPUTERS - MEMORY DEVICES - 1.34%
    48,930      EMC Corp.                                              657,619
   130,500      Maxtor Corp. *                                         827,370
   130,120      Read-Rite Corp. *                                      860,093
    46,855      VERITAS Software Corp. *                             2,100,510
   137,020      Western Digital Corp. *                                859,115
                                                                  ------------
                                                                     5,304,707
                                                                  ------------

               CONSULTING SERVICES - 0.27%
    65,250      KPMG Consulting, Inc. *                              1,081,193
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
  SHARES                                                          MARKET VALUE
             COMMON STOCK - (CONTINUED)
               DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES - 0.38%
    55,237      ARAMARK Corp., Class B *                          $  1,485,875
                                                                  ------------

               E-COMMERCE/PRODUCTS - 0.18%
    64,990      Amazon.com, Inc. *                                     703,192
                                                                  ------------

               E-MARKETING/INFORMATION - 0.23%
    81,080      DoubleClick, Inc. *                                    919,447
                                                                  ------------

               E-SERVICES/CONSULTING - 0.00%
        25      U.S. Interactive, Inc. *                                    --
                                                                  ------------

               ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.50%
    71,570      Celestia, Inc. *                                     2,890,712
   100,440      Flextronics International Ltd. *                     2,409,556
    32,260      Sanmina - SCI Corp. *                                  641,974
                                                                  ------------
                                                                     5,942,242
                                                                  ------------

               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.75%
    53,360      Altera Corp. *                                       1,132,299
   130,060      ATI Technologies, Inc. *                             1,651,762
    68,000      Conexant Systems, Inc. *                               976,480
    64,000      Fairchild Semiconductor Corp., Class A *             1,804,800
    62,800      Intel Corp.                                          1,975,060
    65,000      Lattice Semiconductor Corp. *                        1,337,050
    65,030      National Semiconductor Corp. *                       2,002,274
                                                                  ------------
                                                                    10,879,725
                                                                  ------------

               ELECTRONIC DESIGN AUTOMATION - 0.36%
    65,060      Cadence Design Systems, Inc. *                       1,426,115
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
  SHARES                                                          MARKET VALUE
             COMMON STOCK - (CONTINUED)
               ENTERPRISE SOFTWARE/SERVICES - 1.20%
    81,250      BMC Software, Inc. *                              $  1,330,063
    48,750      Computer Associates International, Inc.              1,681,388
    32,630      Micromuse, Inc. *                                      489,450
    97,870      MicroStrategy, Inc. *                                  376,800
    21,350      PeopleSoft, Inc. *                                     858,270
                                                                  ------------
                                                                     4,735,971
                                                                  ------------

               HEALTH CARE COST CONTAINMENT - 0.77%
    81,190      McKesson Corp.                                       3,036,506
                                                                  ------------

               INDEX - 9.60%
    20,990      Biotech HOLDRs Trust                                 2,770,680
    48,930      iShares Russell 2000 Index Fund                      4,714,406
   382,490      Nasdaq-100 Index Tracking Stock                (a)  14,882,686
    32,620      Midcap SPDR Trust Series 1                           3,027,136
   130,500      Semiconductor HOLDRs Trust                           5,461,425
    65,250      Software HOLDRs Trust                                2,949,300
   170,990      Technology Select Sector SPDR Fund                   4,103,760
                                                                  ------------
                                                                    37,909,393
                                                                  ------------

               INSTRUMENTS - SCIENTIFIC - 0.43%
    48,930      PerkinElmer, Inc.                                    1,713,529
                                                                  ------------

               INTERNET APPLICATIONS SOFTWARE - 0.21%
    32,580      Kana Software, Inc. *                                  634,007
    97,500      Portal Software, Inc. *                                202,800
                                                                  ------------
                                                                       836,807
                                                                  ------------

               INTERNET INCUBATORS - 0.08%
   195,750      CMGI, Inc. *                                           319,073
       100      Internet Capital Group, Inc. *                             121
                                                                  ------------
                                                                       319,194
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
  SHARES                                                          MARKET VALUE
             COMMON STOCK - (CONTINUED)
               INTERNET INFRASTRUCTURE SOFTWARE - 0.24%
    64,990      Chordiant Software, Inc. *                        $    514,071
    65,370      Inktomi Corp. *                                        438,633
                                                                  ------------
                                                                       952,704
                                                                  ------------

               INTERNET SECURITY - 0.85%
    81,250      Network Associates, Inc. *                           2,100,313
    32,620      VeriSign, Inc. *                                     1,240,865
                                                                  ------------
                                                                     3,341,178
                                                                  ------------

               LASERS - SYSTEMS/COMPONENTS - 0.33%
    48,810      Cymer, Inc. *                                        1,304,691
                                                                  ------------

               MEDICAL INSTRUMENTS - 1.39%
    32,620      Beckman Coulter, Inc.                                1,445,066
    81,290      Guidant Corp. *                                (a)   4,048,242
                                                                  ------------
                                                                     5,493,308
                                                                  ------------

               MULTIMEDIA - 0.36%
    51,940      Gemstar-TV Guide International, Inc. *               1,438,738
                                                                  ------------

               NETWORKING PRODUCTS 0.73%
    51,902      Cisco Systems, Inc. *                                  939,945
    65,250      Extreme Netowrks, Inc. *                               841,725
    35,810      Juniper Networks, Inc. *                               678,600
    65,250      Lucent Technologies, Inc. *                            411,075
                                                                  ------------
                                                                     2,871,345
                                                                  ------------

               POWER CONVERSION/SUPPLY EQUIPMENT - 0.33%
    48,710      Advanced Energy Industries, Inc. *                   1,297,634
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
  SHARES                                                          MARKET VALUE
             COMMON STOCK - (CONTINUED)
               SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 2.35%
    65,250      Atmel Corp. *                                     $    480,893
    44,690      Integrated Circuit Systems, Inc. *                   1,009,547
    44,631      Marvell Technology Group Ltd. *                (a)   1,598,682
    65,240      Maxim Integrated Products, Inc. *                    3,425,752
   110,440      Taiwan Semiconductor Manufacturing Co. Ltd. -
                   Sponsored ADR *                                   1,896,255
    90,620      United Microelectronics Corp., Sponsored ADR *         869,952
                                                                  ------------
                                                                     9,281,081
                                                                  ------------

               SEMICONDUCTOR EQUIPMENT - 0.83%
    32,620      Applied Materials, Inc. *                            1,308,062
    44,360      ASM International, N.V. *                              865,464
    65,000      Kulicke & Soffa Industries, Inc. *                   1,114,750
                                                                  ------------
                                                                     3,288,276
                                                                  ------------

               TELECOMMUNICATIONS EQUIPMENT - 0.87%
   352,660      ADC Telecommunications, Inc. *                       1,622,236
    81,080      Comverse Technology, Inc. *                          1,813,760
                                                                  ------------
                                                                     3,435,996
                                                                  ------------

               TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - 0.20%
    90,218      JDS Uniphase Corp. *                                   783,092
                                                                  ------------

               WEB PORTALS/ISP - 0.71%
   110,880      EarthLink, Inc. *                                    1,349,410
    81,310      Yahoo! Inc. *                                        1,442,439
                                                                  ------------
                                                                     2,791,849
                                                                  ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2001
                                                                  MARKET VALUE

                TOTAL INVESTMENTS (COST $154,585,219) - 40.40%    $159,609,143
                                                                  ------------

                OTHER ASSETS LESS LIABILITIES - 59.60% **          235,477,424
                                                                  ------------

                NET ASSETS - 100.00%                              $395,086,567
                                                                  ============

(a) Partially or wholly held in a pledged account by the custodian as collateral for securities sold, not yet purchased.
 *  Non-income producing security
** Includes $214,347,995 invested in a PNC Bank Money Market Account, which is 54.25% of net assets.

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                                              DECEMBER 31, 2001
  SHARES                                                                         MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (8.10%)
                 APPLICATIONS SOFTWARE - (0.82%)
      46,480      Embarcadero Technologies, Inc.                                 $ (1,124,816)
      39,100      National Instruments Corp.                                       (1,464,686)
      23,720      Siebel Systems, Inc.                                               (663,686)
                                                                                 ------------
                                                                                   (3,253,188)
                                                                                 ------------

                 CABLE TELEVISION - (0.34%)
      81,550      Charter Communications, Inc., Class A                            (1,339,867)
                                                                                 ------------

                 CHEMICALS - DIVERSIFIED - (0.28%)
      32,620      The Dow Chemical Co.                                             (1,101,904)
                                                                                 ------------

                 CONSULTING SERVICES - (0.30%)
      32,500      The Corporate Executive Board Co.                                (1,192,750)
                                                                                 ------------

                 DATA PROCESSING/MANAGEMENT - (1.20%)
      58,000      Automatic Data Processing, Inc.                                  (3,416,200)
      32,500      CSG Systems International, Inc.                                  (1,314,625)
                                                                                 ------------
                                                                                   (4,730,825)
                                                                                 ------------

                 DIVERSIFIED MANUFACTURING OPERATIONS - (0.66%)
      65,000      General Electric Co.                                             (2,605,200)
                                                                                 ------------

                 ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.27%)
      55,700      Vishay Intertechnology, Inc.                                     (1,086,150)
                                                                                 ------------

                 ELECTRONIC COMPONENTS - SEMICONDUCTORS - (1.02%)
      32,620      Broadcom Corp., Class A                                          (1,333,179)
      48,740      Chartered Semiconductor Manufacturing Ltd., Sponsored ADR        (1,288,637)
      65,250      PMC-Sierra, Inc.                                                 (1,387,215)
                                                                                 ------------
                                                                                   (4,009,031)
                                                                                 ------------

                 ENTERPRISE SOFTWARE/SERVICES - (0.25%)
      65,060      BEA Systems, Inc.                                                (1,001,924)
                                                                                 ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                              DECEMBER 31, 2001
  SHARES                                                                         MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
                 HUMAN RESOURCES - (0.35%)
      51,980      Robert Half International, Inc.                                $ (1,387,866)
                                                                                 ------------

                 INDEX - (0.26%)
      26,000      Nasdaq-100 Index Tracking Stock                                  (1,011,660)
                                                                                 ------------

                 INTERNET APPLICATIONS SOFTWARE - (0.22%)
      45,500      Netegrity, Inc.                                                    (880,880)
                                                                                 ------------

                 INTERNET CONTENT - INFORMATION/NETWORK - (0.21%)
      32,480      SkillSoft Corp.                                                    (841,882)
                                                                                 ------------

                 MEDICAL - BIOMEDICAL/GENETICS - (0.11%)
      16,310      Immunex Corp.                                                      (451,950)
                                                                                 ------------

                 MEDICAL PRODUCTS - (0.10%)
       6,520      Stryker Corp.                                                      (380,572)
                                                                                 ------------

                 OIL - FIELD SERVICES - (0.21%)
      32,410      Hanover Compressor Co.                                             (818,677)
                                                                                 ------------

                 PHOTO EQUIPMENT & SUPPLIES - (0.39%)
      52,000      Eastman Kodak Co.                                                (1,530,360)
                                                                                 ------------

                 SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.22%)
      32,430      Micrel, Inc.                                                       (850,639)
                                                                                 ------------

                 SEMICONDUCTOR EQUIPMENT - (0.28%)
      32,000      Varian Semiconductor Equipment Associates, Inc.                  (1,106,880)
                                                                                 ------------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                              DECEMBER 31, 2001
  SHARES                                                                         MARKET VALUE
               SECURITIES SOLD, NOT YET PURCHASED  (CONTINUED)
                 TELECOMMUNICATIONS EQUIPMENT - (0.18%)
     157,420      ADC Telecommunications, Inc.                                   $   (724,132)
                                                                                 ------------

                 TELECOMMUNICATIONS EQUIPMENT - FIBER OPTICS - (0.43%)
      65,250      CIENA Corp.                                                        (933,728)
      87,818      JDS Uniphase Corp.                                                 (762,260)
                                                                                 ------------
                                                                                   (1,695,988)
                                                                                 ------------

                  TOTAL SECURITIES SOLD, NOT YET PURCHASED
                            (PROCEEDS $42,712,304)                               $(32,002,325)
                                                                                 ============

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS

--------------------------------------------------------------------------------

NUMBER OF                                                          DECEMBER 31, 2001
CONTRACTS                                                            MARKET VALUE
            WRITTEN CALL OPTION - (0.12%)
              SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - (0.12%)
      660      Maxim Integrated Products, Inc. 05/18/02, $55.00       $(481,800)
                                                                      ---------

               TOTAL WRITTEN CALL OPTION (PREMIUMS $521,052)          $(481,800)
                                                                      =========


The accompanying notes are an integral part of these financial statements.

                       This page is intentionally blank.

XANTHUS FUND, L.L.C.
RESULTS OF SPECIAL MEETING (UNAUDITED) - DECEMBER 31, 2001
--------------------------------------------------------------------------------

The Company held an Adjourned Special Meeting of Members on December 28, 2001. The purpose of the meeting was to approve the admission of Alkeon Capital Management, L.L.C. as a non-managing member of the Fund's investment adviser, CIBC Oppenheimer Advisers, L.L.C. A total of $213,483,431 of Interest in Xanthus Fund, L.L.C. and 53.580% of votes eligible to be cast at the Special Meeting, voted for the admission. The Members also elected four persons to serve as Managers of the Limited Liability Company. The following provides information concerning the matters voted on at the meeting:


I. Proposal to admit Alkeon Capital Management, L.L.C. as a non-managing member of the Adviser

               VOTES FOR               VOTES AGAINST          VOTES ABSTAINED
               ---------               -------------          ---------------
               $213,483,431            $1,790,375             $5,082,198


II.      Election of the Managers of the Limited Liability Company

               NOMINEE                 VOTES FOR                 VOTES WITHHELD
               -------                 ---------                 --------------
               Jesse H. Ausubel        $214,084,258              $6,271,747
               Charles F. Barber       $213,941,268              $6,414,737
               Paul Belica             $213,941,268              $6,414,737
               Howard M. Singer        $214,084,258              $6,271,747

XANTHUS FUND, L.L.C.
FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        NUMBER OF
                                                                                                                      PORTFOLIOS IN
                                TERM OF OFFICE                                                                        FUND COMPLEX
   NAME, AGE, ADDRESS AND        AND LENGTH OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               OVERSEEN BY
POSITION(S) WITH THE COMPANY      TIME SERVED               OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER             MANAGER
----------------------------      -----------               ------------------------------------------------             -------
------------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51              Indefinite;      Director, Richard Lounsbery Foundation (1998 to Present);                4
Rockefeller University          Since Inception    Director, Program for the Human Environment and Senior Research
Mail Stop 234                                      Associate, The Rockefeller University (1993 to Present);
1230 York Avenue                                   Program Director, Alfred P. Sloan Foundation (1994 to Present);
New York, New York 10021                           Adjunct Scientist, Woods Hole Oceanographic Institution
Manager                                            (1995 to Present);
                                                   Member of the Board of Managers of Stratigos Fund, L.L.C.,
                                                   Whistler Fund, L.L.C. and WynstoneFund, L.L.C., which are affiliates.

------------------------------------------------------------------------------------------------------------------------------------
Charles F. Barber, 85             Indefinite;      Consultant, Former Chairman of the Board, ASARCO Incorporated;           4
66 Glenwood Drive               Since Inception    Director of 16 investment companies advised by Salomon Brothers
Greenwich, CT 06839                                Asset Management, Inc.;
Manager                                            Member of the Board of Managers of Stratigos Fund, L.L.C., Whistler
                                                   Fund, L.L.C. and Wynstone Fund, L.L.C., which are affiliates;
                                                   Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.,
                                                   which are affiliates.

------------------------------------------------------------------------------------------------------------------------------------
Paul Belica, 81                   Indefinite;      Director/Trustee of four investment companies advised by PIMCO           4
359 Cedar Drive West            Since Inception    (2000 to Present);
Briarcliff Manor, NY 10501                         Advisor, Salomon Smith Barney Inc. (1988  to 2000);
Manager                                            Director, Deck House Inc. (1970 to 1999);
                                                   Director, Central European Value Fund (1994 to 1999);
                                                   Director, Surety Loan Funding Corporation (1998 to Present);
                                                   Member of the Board of Managers of Stratigos Fund, L.L.C.,
                                                   Whistler Fund, L.L.C. and Wynstone Fund, L.L.C., which are affiliates.

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------
Howard M. Singer, 38              Indefinite;      Managing Director, Asset Management, CIBC World Markets Corp.;           8
CIBC World Markets Corp.        Since April 2000   Principal Individual General Partner of Augusta Partners, L.P. and
622 Third Avenue, 8th Floor                        Troon Partners, L.P., which are affiliates;
New York, New York 10017                           Member of the Board of Managers of Sawgrass Fund, L.L.C., Alyeska
Principal Manager                                  Fund, L.L.C., Stratigos Fund, L.L.C., Whistler Fund, L.L.C.
                                                   and Wynstone Fund, L.L.C., which are affiliates;
                                                   Director of The Asia Tigers Fund, Inc. and The India Fund, Inc.,
                                                   which are affiliates;
                                                   Member of the Management Board of Deauville Europe Fund, L.L.C.,
                                                   which is an affiliate.
------------------------------------------------------------------------------------------------------------------------------------